SHARE-BASED COMPENSATION - Share compensation expense (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
SHARE-BASED COMPENSATION
Share-based compensation expense	¥ 25,778	$ 3,686	¥ 148,557	¥ 35,296
Cost of revenues
SHARE-BASED COMPENSATION
Share-based compensation expense	1,196		4,886
Sales and marketing expenses
SHARE-BASED COMPENSATION
Share-based compensation expense	1,677		20,048	3,141
General and administrative expenses
SHARE-BASED COMPENSATION
Share-based compensation expense	21,956		118,374	28,883
Research and development expenses
SHARE-BASED COMPENSATION
Share-based compensation expense	¥ 949		¥ 5,249	¥ 3,272